Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,810)	$ (21,533)
Other comprehensive loss:
Foreign currency translation adjustment	22	(19)
Total comprehensive loss	$ (26,788)	$ (21,552)